Label	Element	Value
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.10%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)